Segment information - Schedule of reportable segments (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Revenue	€ 31,211	€ 12,393	€ 127,234	€ 47,934	€ 20,026	€ 227,700
Operating expenses	(31,637)	(16,990)	(65,450)	(59,037)	(39,504)	(126,429)
Adjusted EBITDA	(426)	(4,597)	61,784	(11,103)	(19,478)	101,271
Depreciation and amortization	(22,090)	(29,034)	(26,955)	(50,172)	(58,418)	(54,921)
Of which exceptional items	30,399	(249,218)	(7,346)	18,230	(254,136)	(9,198)
Operating (Loss) / Profit	7,883	(282,849)	27,483	(43,045)	(332,032)	37,152
Central costs
Disclosure of operating segments [line items]
Revenue	0	0	0	0	0	0
Operating expenses	(14,050)	(9,777)	(18,201)	(26,743)	(21,531)	(38,702)
Adjusted EBITDA	(14,050)	(9,777)	(18,201)	(26,743)	(21,531)	(38,702)
TFSS
Disclosure of operating segments [line items]
Revenue	23,016	8,370	110,177	32,131	14,081	194,711
TFSS | Operating segments
Disclosure of operating segments [line items]
Revenue	23,016	8,370	110,177	32,131	14,081	194,711
Operating expenses	(11,301)	(5,294)	(40,090)	(19,575)	(14,699)	(73,699)
Adjusted EBITDA	11,715	3,076	70,087	12,556	(618)	121,012
AVPS
Disclosure of operating segments [line items]
Revenue	5,295	4,023	17,057	10,145	5,945	32,989
AVPS | Operating segments
Disclosure of operating segments [line items]
Revenue	5,295	4,023	17,057	10,145	5,945	32,989
Operating expenses	(2,261)	(1,919)	(7,159)	(5,266)	(3,274)	(14,028)
Adjusted EBITDA	3,034	2,104	9,898	4,879	2,671	18,961
CRTS
Disclosure of operating segments [line items]
Revenue	2,900			5,658
CRTS | Operating segments
Disclosure of operating segments [line items]
Revenue	2,900			5,658
Operating expenses	(4,025)			(7,453)
Adjusted EBITDA	(1,125)			(1,795)
Fixed cost
Disclosure of operating segments [line items]
Operating expenses	(24,900)	(16,300)	(37,300)	(47,700)	(36,300)	(79,700)
Variable cost
Disclosure of operating segments [line items]
Operating expenses	(6,700)	(700)	(28,200)	(11,400)	(3,200)	(46,700)
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses	(16,600)	(10,400)	(25,200)	(34,000)	(23,200)	(51,500)
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses	€ (8,400)	€ (6,000)	€ (12,100)	€ (13,600)	€ (13,100)	€ (28,100)